UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3587

Fidelity Financial Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2005

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Strategic
Dividend & Income Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2005

ASDI-QTLY-0405

1.814340.100

Investments February 28, 2005 (Unaudited)

Showing Percentage of Net Assets

Convertible Bonds - 14.1%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.7%
Hotels, Restaurants & Leisure - 1.2%
Carnival Corp. 1.132% 4/29/33 (d)	$ 4,860,000	$ 4,031,856
Kerzner International Ltd. 2.375% 4/15/24	3,610,000	4,528,023
		8,559,879
Media - 0.5%
XM Satellite Radio, Inc. 1.75% 12/1/09 (e)	3,330,000	3,192,804
TOTAL CONSUMER DISCRETIONARY		11,752,683
ENERGY - 0.6%
Energy Equipment & Services - 0.6%
Halliburton Co. 3.125% 7/15/23	3,220,000	4,184,261
FINANCIALS - 1.2%
Consumer Finance - 1.2%
American Express Co.:
1.85% 12/1/33 (d)(e)	1,800,000	1,873,125
1.85% 12/1/33 (d)	2,360,000	2,455,875
SLM Corp. 2.65% 7/25/35 (g)	4,200,000	4,270,875
		8,599,875
HEALTH CARE - 4.9%
Biotechnology - 1.7%
BioMarin Pharmaceutical, Inc. 3.5% 6/15/08	4,290,000	3,732,300
Enzon Pharmaceuticals, Inc. 4.5% 7/1/08	3,360,000	3,141,600
IDEC Pharmaceuticals Corp. liquid yield option note 0% 2/16/19	1,380,000	2,155,008
Serologicals Corp.:
4.75% 8/15/33 (e)	770,000	1,367,751
4.75% 8/15/33	750,000	1,332,225
		11,728,884
Health Care Equipment & Supplies - 1.7%
Bausch & Lomb, Inc. 3.46% 8/1/23 (g)	2,050,000	2,862,846
Cooper Companies, Inc. 2.625% 7/1/23	1,720,000	3,301,712
Cytyc Corp. 2.25% 3/15/24	2,900,000	3,037,750
Fisher Scientific International, Inc.:
2.5% 10/1/23 (e)	995,000	1,418,094
2.5% 10/1/23	1,160,000	1,653,255
		12,273,657
Health Care Providers & Services - 0.6%
Community Health Systems, Inc. 4.25% 10/15/08	4,270,000	4,492,083
Convertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Pharmaceuticals - 0.9%
IVAX Corp.:
1.5% 3/1/24 (e)	$ 1,800,000	$ 1,692,000
1.5% 3/1/24	1,340,000	1,259,600
MGI Pharma, Inc.:
1.6821% 3/2/24 (d)(e)	2,450,000	1,771,656
1.6821% 3/2/24 (d)	1,920,000	1,388,400
		6,111,656
TOTAL HEALTH CARE		34,606,280
INDUSTRIALS - 0.6%
Industrial Conglomerates - 0.6%
Tyco International Group SA yankee 3.125% 1/15/23	2,660,000	4,182,850
INFORMATION TECHNOLOGY - 3.5%
Communications Equipment - 0.8%
Comverse Technology, Inc. 0% 5/15/23	2,630,000	3,622,825
Juniper Networks, Inc. 0% 6/15/08	1,460,000	1,776,017
		5,398,842
Computers & Peripherals - 0.1%
Maxtor Corp. 6.8% 4/30/10	1,110,000	1,123,875
Electronic Equipment & Instruments - 0.5%
Vishay Intertechnology, Inc. 3.625% 8/1/23	3,290,000	3,331,125
Internet Software & Services - 0.6%
Yahoo!, Inc. 0% 4/1/08	2,800,000	4,569,250
IT Services - 0.5%
DST Systems, Inc.:
Series A, 4.125% 8/15/23 (e)	1,240,000	1,511,064
4.125% 8/15/23	1,630,000	1,986,318
		3,497,382
Semiconductors & Semiconductor Equipment - 0.4%
Agere Systems, Inc. 6.5% 12/15/09	3,040,000	3,260,400
Software - 0.6%
Concord Communications, Inc.:
3% 12/15/23 (e)	2,020,000	1,806,848
Convertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Concord Communications, Inc.: - continued
3% 12/15/23	$ 180,000	$ 161,006
Red Hat, Inc. 0.5% 1/15/24	2,400,000	2,049,600
		4,017,454
TOTAL INFORMATION TECHNOLOGY		25,198,328
TELECOMMUNICATION SERVICES - 1.0%
Wireless Telecommunication Services - 1.0%
Crown Castle International Corp. 4% 7/15/10	1,840,000	3,190,192
Nextel Partners, Inc. 1.5% 11/15/08	1,405,000	3,723,250
		6,913,442
UTILITIES - 0.6%
Multi-Utilities & Unregulated Power - 0.6%
AES Corp. 4.5% 8/15/05	4,500,000	4,511,250
TOTAL CONVERTIBLE BONDS (Cost $100,281,895)		99,948,969
U.S. Treasury Obligations - 0.0%

U.S. Treasury Bills, yield at date of purchase 2.18% to 2.21% 3/10/05 to 3/17/05 (f) (Cost $499,600)	500,000	499,563
Common Stocks - 67.6%
	Shares
CONSUMER DISCRETIONARY - 5.7%
Automobiles - 0.1%
Toyota Motor Corp. ADR	7,000	544,460
Hotels, Restaurants & Leisure - 1.0%
Centerplate, Inc. unit	318,800	4,150,776
Empire Resorts, Inc. (a)	12,900	145,706
McDonald's Corp.	85,800	2,838,264
		7,134,746
Household Durables - 0.4%
KB Home	7,900	985,920
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
LG Electronics, Inc.	4,250	$ 334,246
Sony Corp. sponsored ADR	41,000	1,549,390
		2,869,556
Internet & Catalog Retail - 0.1%
eBay, Inc. (a)	19,000	813,960
Leisure Equipment & Products - 0.3%
Eastman Kodak Co.	50,500	1,716,495
Leapfrog Enterprises, Inc. Class A (a)	25,000	262,500
		1,978,995
Media - 2.6%
Clear Channel Communications, Inc.	60,600	2,016,768
DreamWorks Animation SKG, Inc. Class A	1,100	39,963
Emmis Communications Corp. Class A (a)	36,200	676,940
Grupo Televisa SA de CV sponsored ADR	15,900	1,024,755
Lamar Advertising Co. Class A (a)	64,100	2,518,489
News Corp. Class A	22,400	372,736
Omnicom Group, Inc.	15,000	1,366,050
Spanish Broadcasting System, Inc. Class A (a)	14,100	141,705
Time Warner, Inc. (a)	97,900	1,686,817
Univision Communications, Inc. Class A (a)	36,500	963,235
Valassis Communications, Inc. (a)	8,000	299,280
Viacom, Inc. Class B (non-vtg.)	100,130	3,494,537
Walt Disney Co.	99,700	2,785,618
Westwood One, Inc. (a)	30,000	655,200
XM Satellite Radio Holdings, Inc. Class A (a)	10,000	329,600
		18,371,693
Multiline Retail - 0.4%
99 Cents Only Stores (a)	48,000	748,320
JCPenney Co., Inc.	23,300	1,036,617
Nordstrom, Inc.	20,500	1,102,080
		2,887,017
Specialty Retail - 0.8%
Asbury Automotive Group, Inc. (a)	22,000	334,400
bebe Stores, Inc.	25,000	703,750
Home Depot, Inc.	43,600	1,744,872
Sonic Automotive, Inc. Class A (sub. vtg.)	23,498	521,421
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
The Pep Boys - Manny, Moe & Jack	28,000	$ 506,240
Toys 'R' Us, Inc. (a)	70,900	1,621,483
		5,432,166
TOTAL CONSUMER DISCRETIONARY		40,032,593
CONSUMER STAPLES - 2.4%
Beverages - 0.2%
PepsiCo, Inc.	23,500	1,265,710
Food & Staples Retailing - 0.2%
Albertsons, Inc.	23,000	514,970
Safeway, Inc. (a)	53,000	975,200
		1,490,170
Food Products - 0.6%
B&G Foods, Inc. unit	200,000	2,980,000
Bunge Ltd.	10,500	574,455
General Mills, Inc.	14,000	733,180
Interstate Bakeries Corp. (a)	14,600	78,110
Smithfield Foods, Inc. (a)	9,000	306,450
		4,672,195
Household Products - 0.1%
Clorox Co.	9,200	552,368
Personal Products - 0.2%
Gillette Co.	29,200	1,467,300
Tobacco - 1.1%
Altria Group, Inc.	115,800	7,602,270
TOTAL CONSUMER STAPLES		17,050,013
ENERGY - 8.2%
Energy Equipment & Services - 3.2%
Baker Hughes, Inc.	9,300	439,704
BJ Services Co.	29,900	1,493,804
ENSCO International, Inc.	22,100	890,188
FMC Technologies, Inc. (a)	35,000	1,208,900
GlobalSantaFe Corp.	43,800	1,642,500
Halliburton Co.	90,200	3,966,094
Hornbeck Offshore Services, Inc.	17,000	393,890
Pride International, Inc. (a)	96,300	2,370,906
Rowan Companies, Inc.	25,000	792,000
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Schlumberger Ltd. (NY Shares)	27,500	$ 2,074,875
Smith International, Inc.	16,000	1,028,160
Transocean, Inc. (a)	36,200	1,754,976
Varco International, Inc. (a)	61,598	2,322,861
Weatherford International Ltd. (a)	39,400	2,348,634
		22,727,492
Oil & Gas - 5.0%
Apache Corp.	18,400	1,156,992
BP PLC sponsored ADR	8,900	577,788
Burlington Resources, Inc.	34,300	1,702,309
Cheniere Energy, Inc. (a)	5,000	372,000
Chesapeake Energy Corp.	75,973	1,647,854
ChevronTexaco Corp.	66,100	4,103,488
ConocoPhillips	19,200	2,129,088
Encore Acquisition Co. (a)	15,000	638,250
Exxon Mobil Corp.	266,800	16,891,108
Occidental Petroleum Corp.	24,300	1,707,561
Pioneer Natural Resources Co.	8,500	358,445
Premcor, Inc.	14,500	795,760
Quicksilver Resources, Inc. (a)	32,300	1,607,894
Valero Energy Corp.	26,000	1,852,240
		35,540,777
TOTAL ENERGY		58,268,269
FINANCIALS - 21.2%
Capital Markets - 2.8%
Bear Stearns Companies, Inc.	20,200	2,009,900
Eurocastle Investment Ltd.	9,200	222,325
Lehman Brothers Holdings, Inc.	29,300	2,671,574
Merrill Lynch & Co., Inc.	80,600	4,721,548
Merrill Lynch & Co., Inc. (depositary shares) Series 1, unit	237,700	6,049,465
Morgan Stanley	46,700	2,637,149
optionsXpress Holdings, Inc.	6,200	106,950
State Street Corp.	18,000	789,300
TradeStation Group, Inc. (a)	44,700	300,384
		19,508,595
Commercial Banks - 3.2%
Banco Bradesco SA sponsored ADR (non-vtg.)	53,000	1,681,690
Bank of America Corp.	251,914	11,751,788
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
UCBH Holdings, Inc.	14,400	$ 596,016
Wachovia Corp.	124,884	6,620,101
Wells Fargo & Co.	30,800	1,828,904
		22,478,499
Consumer Finance - 0.2%
Capital One Financial Corp.	10,650	816,642
First Marblehead Corp. (a)	12,500	869,375
		1,686,017
Diversified Financial Services - 0.8%
Citigroup, Inc.	83,000	3,960,760
J.P. Morgan Chase & Co.	52,404	1,915,366
		5,876,126
Insurance - 3.0%
ACE Ltd.	47,200	2,098,512
AFLAC, Inc.	36,200	1,387,546
AMBAC Financial Group, Inc.	21,600	1,680,048
American International Group, Inc.	144,800	9,672,640
Hartford Financial Services Group, Inc.	29,500	2,122,525
Hilb Rogal & Hobbs Co.	20,000	686,200
MetLife, Inc.	13,900	570,456
PartnerRe Ltd.	12,000	751,800
Scottish Re Group Ltd.	20,000	468,000
The Chubb Corp.	7,000	553,770
W.R. Berkley Corp.	27,600	1,417,536
		21,409,033
Real Estate - 10.3%
Acadia Realty Trust (SBI)	15,300	243,270
American Campus Communities, Inc.	9,870	208,257
Apartment Investment & Management Co. Class A	13,400	512,684
Archstone-Smith Trust	1,800	60,894
AvalonBay Communities, Inc.	24,760	1,720,820
Boston Properties, Inc.	53,014	3,170,237
CarrAmerica Realty Corp.	38,980	1,218,125
Catellus Development Corp.	42,790	1,181,432
CBL & Associates Properties, Inc.	11,770	876,983
CenterPoint Properties Trust (SBI)	23,230	1,016,545
Correctional Properties Trust	30,300	796,284
Duke Realty Corp.	77,360	2,450,765
Eagle Hospitality Properties Trust, Inc.	14,900	140,507
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate - continued
Education Realty Trust, Inc.	18,800	$ 317,720
Equity Lifestyle Properties, Inc.	27,260	915,936
Equity Office Properties Trust	134,110	4,046,099
Equity Residential (SBI)	133,980	4,395,884
Extra Space Storage, Inc.	61,900	860,410
Federal Realty Investment Trust (SBI)	20,120	1,009,823
General Growth Properties, Inc.	112,790	3,936,371
GMH Communities Trust	40,200	483,204
Health Care Property Investors, Inc.	21,430	540,036
Healthcare Realty Trust, Inc.	23,000	846,400
Highwoods Properties, Inc. (SBI)	51,270	1,322,253
HomeBanc Mortgage Corp., Georgia	40,100	387,767
Inland Real Estate Corp.	88,840	1,430,324
Innkeepers USA Trust (SBI)	142,380	1,900,773
Kilroy Realty Corp.	12,020	507,364
Kimco Realty Corp.	57,290	3,042,672
Liberty Property Trust (SBI)	4,950	205,227
MeriStar Hospitality Corp. (a)	225,000	1,651,500
New Plan Excel Realty Trust	18,352	480,088
Newcastle Investment Corp.	9,000	277,560
Pan Pacific Retail Properties, Inc.	27,710	1,611,337
Plum Creek Timber Co., Inc.	59,880	2,248,494
ProLogis	102,690	4,082,954
Public Storage, Inc.	39,840	2,173,670
Rayonier, Inc.	7,980	383,040
Reckson Associates Realty Corp.	100,860	3,081,273
Shurgard Storage Centers, Inc. Class A	8,500	337,790
Simon Property Group, Inc.	77,410	4,796,324
SL Green Realty Corp.	21,700	1,223,446
Sunstone Hotel Investors, Inc.	15,000	333,750
Trizec Properties, Inc.	130,550	2,343,373
United Dominion Realty Trust, Inc. (SBI)	111,020	2,453,542
Ventas, Inc.	45,950	1,186,429
Vornado Realty Trust	57,450	3,946,815
Weingarten Realty Investors (SBI)	13,600	500,888
		72,857,339
Thrifts & Mortgage Finance - 0.9%
Fannie Mae	14,400	841,824
Freddie Mac	10,900	675,800
Golden West Financial Corp., Delaware	16,800	1,039,752
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
New York Community Bancorp, Inc.	38,000	$ 697,680
Sovereign Bancorp, Inc.	77,500	1,777,850
W Holding Co., Inc.	24,480	282,254
Washington Mutual, Inc.	21,000	881,160
		6,196,320
TOTAL FINANCIALS		150,011,929
HEALTH CARE - 5.5%
Biotechnology - 0.5%
Amgen, Inc. (a)	12,000	739,320
Biogen Idec, Inc. (a)	9,700	374,905
BioMarin Pharmaceutical, Inc. (a)	77,000	413,490
Genentech, Inc. (a)	7,000	330,400
ImClone Systems, Inc. (a)	5,000	221,300
MedImmune, Inc. (a)	37,900	912,632
Millennium Pharmaceuticals, Inc. (a)	22,700	195,220
ONYX Pharmaceuticals, Inc. (a)	6,000	173,640
		3,360,907
Health Care Equipment & Supplies - 2.4%
Aspect Medical Systems, Inc. (a)	15,000	323,700
Baxter International, Inc.	173,600	6,190,576
Dade Behring Holdings, Inc. (a)	11,700	733,707
Guidant Corp.	11,800	866,002
Medtronic, Inc.	77,100	4,018,452
PerkinElmer, Inc.	35,000	776,300
Thermo Electron Corp. (a)	11,400	313,044
Varian, Inc. (a)	10,000	426,500
Waters Corp. (a)	67,500	3,297,375
		16,945,656
Health Care Providers & Services - 0.8%
McKesson Corp.	46,000	1,717,640
Omnicare, Inc.	9,000	310,410
Sierra Health Services, Inc. (a)	19,000	1,169,640
UnitedHealth Group, Inc.	29,600	2,698,336
		5,896,026
Pharmaceuticals - 1.8%
Allergan, Inc.	8,000	601,440
Connetics Corp. (a)	15,000	371,250
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Johnson & Johnson	32,600	$ 2,138,560
Merck & Co., Inc.	74,000	2,345,800
Pfizer, Inc.	51,000	1,340,790
Schering-Plough Corp.	190,600	3,611,870
Valeant Pharmaceuticals International	12,000	291,000
Wyeth	56,800	2,318,576
		13,019,286
TOTAL HEALTH CARE		39,221,875
INDUSTRIALS - 10.8%
Aerospace & Defense - 2.7%
Engineered Support Systems, Inc.	6,000	331,680
Hexcel Corp. (a)	48,700	809,881
Honeywell International, Inc.	294,300	11,174,571
Lockheed Martin Corp.	41,100	2,433,942
Precision Castparts Corp.	15,700	1,181,582
Raytheon Co.	34,900	1,334,576
The Boeing Co.	29,900	1,643,603
		18,909,835
Air Freight & Logistics - 0.1%
Expeditors International of Washington, Inc.	11,000	610,610
Airlines - 0.3%
AirTran Holdings, Inc. (a)	22,000	175,560
Delta Air Lines, Inc. (a)	73,000	338,720
JetBlue Airways Corp. (a)	25,000	450,500
Southwest Airlines Co.	65,100	901,635
		1,866,415
Building Products - 0.4%
Masco Corp.	92,100	3,105,612
Commercial Services & Supplies - 1.5%
Apollo Group, Inc. Class A (a)	19,500	1,435,980
Asset Acceptance Capital Corp.	3,400	69,054
Career Education Corp. (a)	33,300	1,137,195
Cintas Corp.	55,700	2,438,546
Coinmach Service Corp. unit	156,800	2,068,192
On Assignment, Inc. (a)	40,000	237,600
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Robert Half International, Inc.	106,200	$ 3,097,854
ServiceMaster Co.	18,000	239,220
		10,723,641
Construction & Engineering - 0.7%
Chicago Bridge & Iron Co. NV (NY Shares)	30,671	1,331,428
Fluor Corp.	21,100	1,324,025
Jacobs Engineering Group, Inc. (a)	22,000	1,231,560
MasTec, Inc. (a)	97,000	881,730
		4,768,743
Electrical Equipment - 0.2%
ABB Ltd. sponsored ADR (a)	50,000	304,500
Cooper Industries Ltd. Class A	7,000	485,590
Rockwell Automation, Inc.	12,000	745,800
		1,535,890
Industrial Conglomerates - 4.0%
General Electric Co.	624,200	21,971,835
Siemens AG sponsored ADR	7,000	546,280
Tyco International Ltd.	185,100	6,197,148
		28,715,263
Machinery - 0.2%
ITT Industries, Inc.	10,500	923,475
Mueller Industries, Inc.	9,000	283,320
		1,206,795
Marine - 0.1%
Alexander & Baldwin, Inc.	11,100	503,940
Road & Rail - 0.4%
Norfolk Southern Corp.	49,700	1,783,733
Swift Transportation Co., Inc. (a)	22,000	521,840
Union Pacific Corp.	14,800	939,060
		3,244,633
Trading Companies & Distributors - 0.2%
UAP Holding Corp.	20,000	311,600
WESCO International, Inc. (a)	27,000	970,110
		1,281,710
TOTAL INDUSTRIALS		76,473,087
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 4.9%
Communications Equipment - 0.7%
Cisco Systems, Inc. (a)	20,000	$ 348,400
Comverse Technology, Inc. (a)	48,000	1,114,080
Foundry Networks, Inc. (a)	43,000	445,910
Juniper Networks, Inc. (a)	56,000	1,206,240
Motorola, Inc.	18,500	289,710
Nokia Corp. sponsored ADR	46,000	742,440
QUALCOMM, Inc.	23,000	830,530
		4,977,310
Computers & Peripherals - 0.5%
Hewlett-Packard Co.	31,900	663,520
International Business Machines Corp.	12,700	1,175,766
Sun Microsystems, Inc. (a)	65,000	274,300
Western Digital Corp. (a)	118,200	1,330,932
		3,444,518
Electronic Equipment & Instruments - 0.6%
Agilent Technologies, Inc. (a)	50,000	1,200,000
Amphenol Corp. Class A	19,700	786,030
Avnet, Inc. (a)	5,000	97,000
BEI Technologies, Inc.	11,000	301,730
Molex, Inc.	17,000	427,210
Symbol Technologies, Inc.	82,200	1,457,406
		4,269,376
Internet Software & Services - 0.1%
Akamai Technologies, Inc. (a)	25,000	275,250
Yahoo!, Inc. (a)	22,500	726,075
		1,001,325
IT Services - 0.3%
Affiliated Computer Services, Inc. Class A (a)	29,000	1,499,300
BearingPoint, Inc. (a)	45,000	353,700
Sapient Corp. (a)	30,000	221,100
		2,074,100
Office Electronics - 0.2%
Xerox Corp. (a)	90,000	1,404,000
Semiconductors & Semiconductor Equipment - 1.2%
Analog Devices, Inc.	27,000	991,440
Applied Materials, Inc. (a)	49,000	857,500
Cabot Microelectronics Corp. (a)	32,400	1,052,676
Freescale Semiconductor, Inc. Class A	65,500	1,237,950
Intel Corp.	95,000	2,278,100
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Lam Research Corp. (a)	26,000	$ 817,440
PMC-Sierra, Inc. (a)	42,000	417,900
Samsung Electronics Co. Ltd.	1,480	776,466
		8,429,472
Software - 1.3%
BEA Systems, Inc. (a)	121,100	1,005,130
Macrovision Corp. (a)	7,000	169,750
Microsoft Corp.	201,400	5,071,252
Oracle Corp. (a)	68,000	877,880
PalmSource, Inc. (a)	9,700	98,164
Siebel Systems, Inc. (a)	60,000	511,800
Symantec Corp. (a)	55,000	1,210,550
		8,944,526
TOTAL INFORMATION TECHNOLOGY		34,544,627
MATERIALS - 5.4%
Chemicals - 3.6%
Albemarle Corp.	16,300	619,400
Celanese Corp. Class A	25,000	417,500
Dow Chemical Co.	82,300	4,538,845
E.I. du Pont de Nemours & Co.	127,600	6,801,080
Ecolab, Inc.	8,100	256,851
Huntsman Corp.	42,700	1,219,512
Lubrizol Corp.	11,700	498,771
Lyondell Chemical Co.	174,733	5,914,712
Monsanto Co.	39,000	2,292,420
Mosaic Co. (a)	50,000	823,000
Nalco Holding Co.	45,000	879,750
Olin Corp.	33,900	845,805
Valspar Corp.	8,000	369,200
		25,476,846
Containers & Packaging - 0.9%
Crown Holdings, Inc. (a)	25,000	411,250
Owens-Illinois, Inc. (a)	64,700	1,610,383
Packaging Corp. of America	65,400	1,603,608
Smurfit-Stone Container Corp. (a)	152,200	2,531,086
		6,156,327
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 0.8%
Alcoa, Inc.	48,700	$ 1,564,244
Allegheny Technologies, Inc.	25,000	615,250
Freeport-McMoRan Copper & Gold, Inc. Class B	12,000	501,840
Massey Energy Co.	14,800	644,984
Metals USA, Inc. (a)	14,800	360,676
Newmont Mining Corp.	21,800	981,436
Nucor Corp.	14,000	872,760
Phelps Dodge Corp.	5,400	574,830
		6,116,020
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	14,000	367,780
Wausau-Mosinee Paper Corp.	20,000	301,600
		669,380
TOTAL MATERIALS		38,418,573
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 1.5%
Cincinnati Bell, Inc. (a)	100,000	440,000
Citizens Communications Co.	16,400	218,776
Covad Communications Group, Inc. (a)	635,300	965,656
SBC Communications, Inc.	212,800	5,117,840
Telewest Global, Inc. (a)	59,100	986,379
Verizon Communications, Inc.	85,800	3,086,226
		10,814,877
Wireless Telecommunication Services - 0.8%
American Tower Corp. Class A (a)	71,000	1,301,430
Leap Wireless International, Inc. (a)	11,000	294,800
Mobile TeleSystems OJSC sponsored ADR	15,000	601,350
Nextel Communications, Inc. Class A (a)	38,600	1,135,998
Nextel Partners, Inc. Class A (a)	52,000	1,035,320
SBA Communications Corp. Class A (a)	30,000	261,000
SpectraSite, Inc. (a)	10,000	618,000
		5,247,898
TOTAL TELECOMMUNICATION SERVICES		16,062,775
UTILITIES - 1.2%
Electric Utilities - 0.8%
Entergy Corp.	25,700	1,776,384
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
PG&E Corp.	42,200	$ 1,484,596
PPL Corp.	20,300	1,107,162
Southern Co.	16,200	520,344
TXU Corp.	5,200	396,500
Westar Energy, Inc.	25,000	574,500
Xcel Energy, Inc.	7,500	132,900
		5,992,386
Multi-Utilities & Unregulated Power - 0.4%
AES Corp. (a)	53,600	897,264
CMS Energy Corp. (a)	110,000	1,335,400
Public Service Enterprise Group, Inc.	5,000	272,750
		2,505,414
TOTAL UTILITIES		8,497,800
TOTAL COMMON STOCKS (Cost $427,680,105)		478,581,541
Preferred Stocks - 15.3%

Convertible Preferred Stocks - 4.6%
CONSUMER DISCRETIONARY - 0.8%
Hotels, Restaurants & Leisure - 0.2%
Six Flags, Inc. 7.25% PIERS	82,700	1,769,780
Media - 0.1%
Emmis Communications Corp. Series A, 6.25%	10,100	462,883
Specialty Retail - 0.5%
Toys 'R' US, Inc. 6.25%	57,300	3,195,048
TOTAL CONSUMER DISCRETIONARY		5,427,711
ENERGY - 0.9%
Oil & Gas - 0.9%
Valero Energy Corp. 2.00%	92,700	6,549,255
FINANCIALS - 1.1%
Diversified Financial Services - 1.1%
AES Trust VII 6.00%	140,500	6,814,250
Carriage Services Capital Trust 7.00%	20,000	910,000
		7,724,250
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
INDUSTRIALS - 0.1%
Road & Rail - 0.1%
Kansas City Southern 4.25%	1,370	$ 971,960
MATERIALS - 0.9%
Chemicals - 0.0%
Celanese Corp. 4.25%	3,900	101,127
Containers & Packaging - 0.7%
Owens-Illinois, Inc. 4.75%	113,510	4,909,308
Metals & Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc. 5.50% (e)	1,050	1,074,339
TOTAL MATERIALS		6,084,774
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
CenturyTel, Inc. 6.875% ACES	60,200	1,518,425
UTILITIES - 0.6%
Multi-Utilities & Unregulated Power - 0.6%
NRG Energy, Inc. Series 4(2) 4.00% (e)	3,900	4,437,225
TOTAL CONVERTIBLE PREFERRED STOCKS		32,713,600
Nonconvertible Preferred Stocks - 10.7%
CONSUMER DISCRETIONARY - 0.4%
Media - 0.4%
PRIMEDIA, Inc.:
Series D, 10.00%	10,000	1,015,000
Series H, 8.625%	20,145	2,014,500
		3,029,500
CONSUMER STAPLES - 0.2%
Food Products - 0.2%
H.J. Heinz Finance Co. 6.226%	10	1,072,200
ENERGY - 1.7%
Oil & Gas - 1.7%
El Paso Tennessee Pipeline Co. Series A, 8.25%	240,600	12,102,180
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - 5.2%
Capital Markets - 0.9%
Bear Stearns Companies, Inc.:
Series E, 6.155%	15,000	$ 807,000
Series G, 5.49%	15,000	757,500
Lehman Brothers Holdings, Inc. (depositary shares) Series F, 6.50%	169,015	4,580,307
		6,144,807
Commercial Banks - 0.2%
Santander Finance Preferred SA Unipersonal 6.41%	69,400	1,804,400
Consumer Finance - 0.3%
SLM Corp. Series A, 6.97%	43,400	2,473,800
Diversified Financial Services - 0.4%
ABN Amro Capital Funding Trust VII 6.08%	60,400	1,525,704
Heco Capital Trust III 6.50%	12,000	322,080
J.P. Morgan Chase & Co. (depositary shares) Series H, 6.625%	6,530	344,784
RC Trust I 7.00% (a)	9,680	494,148
		2,686,716
Real Estate - 1.3%
Apartment Investment & Management Co.:
Series Q, 10.10%	46,510	1,225,539
Series V, 8.00%	79,000	2,022,400
CenterPoint Properties Trust Series D, 5.377%	1,000	1,000,000
Duke Realty Corp. (depositary shares) Series K, 6.50%	95,800	2,402,664
Gables Residential Trust Series D, 7.50%	40,000	1,026,000
Host Marriott Corp. Series E, 8.875%	20,000	557,000
Vornado Realty Trust Series E, 7.00%	40,000	1,040,000
		9,273,603
Thrifts & Mortgage Finance - 2.1%
Fannie Mae:
7.00%	6,200	348,316
Series H, 5.81%	29,200	1,452,700
Series L, 5.125%	90,900	4,149,585
Series N, 5.50%	71,650	3,468,577
Freddie Mac:
Series F, 5.00%	12,000	536,520
Series H, 5.10%	10,300	463,500
Series K, 5.79%	6,000	306,300
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Freddie Mac: - continued
Series O, 5.81%	19,500	$ 1,052,025
Series R, 5.70%	57,000	2,887,050
		14,664,573
TOTAL FINANCIALS		37,047,899
MATERIALS - 0.2%
Chemicals - 0.1%
E.I. du Pont de Nemours & Co. Series B, 4.50%	9,900	935,550
Metals & Mining - 0.1%
Alcoa, Inc. 3.75%	6,400	515,200
TOTAL MATERIALS		1,450,750
UTILITIES - 3.0%
Electric Utilities - 3.0%
Alabama Power Co. 5.30%	88,600	2,246,010
Consolidated Edison Co. of New York, Inc. Series A, 5.00%	28,705	2,586,321
Duquesne Light Co. 6.50%	106,050	5,806,238
FPL Group Capital Trust I 5.875%	20,000	504,800
Monongahela Power Co. Series L, 7.73%	10,800	1,091,475
Pacific Gas & Electric Co.:
Series A, 5.00%	16,900	404,755
Series D 5.00%	69,200	1,591,600
San Diego Gas & Electric Co. 1.70%	67,548	1,758,362
Southern California Edison Co.:
4.78%	46,500	1,036,950
Series B, 4.08%	27,271	538,602
Series C, 4.24%	94,600	1,868,350
Series D, 4.32%	70,000	1,431,500
		20,864,963
TOTAL NONCONVERTIBLE PREFERRED STOCKS		75,567,492
TOTAL PREFERRED STOCKS (Cost $100,766,724)		108,281,092
Money Market Funds - 3.2%
	Shares	Value
Fidelity Cash Central Fund, 2.51% (b)	21,495,227	$ 21,495,227
Fidelity Securities Lending Cash Central Fund, 2.52% (b)(c)	980,100	980,100
TOTAL MONEY MARKET FUNDS (Cost $22,475,327)		22,475,327
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $651,703,651)		709,786,492
NET OTHER ASSETS - (0.2)%		(1,660,872)
NET ASSETS - 100%		$ 708,125,620
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
24 S&P 500 Index Contracts	March 2005	$ 7,224,600	$ (8,027)
The face value of futures purchased as a percentage of net assets - 1%
Security Type Abbreviations
ACES - Automatic Common Exchange Securities
PIERS - Preferred Income Equity Redeemable Securities
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $20,144,906 or 2.8% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $499,563.
(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Income Tax Information

At February 28, 2005, the aggregate cost of investment securities for income tax purposes was $652,414,804. Net unrealized appreciation aggregated $57,371,688, of which $72,753,791 related to appreciated investment securities and $15,382,103 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Strategic
Dividend & Income Fund

(A Class of Fidelity Advisor
Strategic Dividend & Income Fund)

February 28, 2005

SDI-QTLY-0405

1.814104.100

Investments February 28, 2005 (Unaudited)

Showing Percentage of Net Assets

Convertible Bonds - 14.1%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.7%
Hotels, Restaurants & Leisure - 1.2%
Carnival Corp. 1.132% 4/29/33 (d)	$ 4,860,000	$ 4,031,856
Kerzner International Ltd. 2.375% 4/15/24	3,610,000	4,528,023
		8,559,879
Media - 0.5%
XM Satellite Radio, Inc. 1.75% 12/1/09 (e)	3,330,000	3,192,804
TOTAL CONSUMER DISCRETIONARY		11,752,683
ENERGY - 0.6%
Energy Equipment & Services - 0.6%
Halliburton Co. 3.125% 7/15/23	3,220,000	4,184,261
FINANCIALS - 1.2%
Consumer Finance - 1.2%
American Express Co.:
1.85% 12/1/33 (d)(e)	1,800,000	1,873,125
1.85% 12/1/33 (d)	2,360,000	2,455,875
SLM Corp. 2.65% 7/25/35 (g)	4,200,000	4,270,875
		8,599,875
HEALTH CARE - 4.9%
Biotechnology - 1.7%
BioMarin Pharmaceutical, Inc. 3.5% 6/15/08	4,290,000	3,732,300
Enzon Pharmaceuticals, Inc. 4.5% 7/1/08	3,360,000	3,141,600
IDEC Pharmaceuticals Corp. liquid yield option note 0% 2/16/19	1,380,000	2,155,008
Serologicals Corp.:
4.75% 8/15/33 (e)	770,000	1,367,751
4.75% 8/15/33	750,000	1,332,225
		11,728,884
Health Care Equipment & Supplies - 1.7%
Bausch & Lomb, Inc. 3.46% 8/1/23 (g)	2,050,000	2,862,846
Cooper Companies, Inc. 2.625% 7/1/23	1,720,000	3,301,712
Cytyc Corp. 2.25% 3/15/24	2,900,000	3,037,750
Fisher Scientific International, Inc.:
2.5% 10/1/23 (e)	995,000	1,418,094
2.5% 10/1/23	1,160,000	1,653,255
		12,273,657
Health Care Providers & Services - 0.6%
Community Health Systems, Inc. 4.25% 10/15/08	4,270,000	4,492,083
Convertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Pharmaceuticals - 0.9%
IVAX Corp.:
1.5% 3/1/24 (e)	$ 1,800,000	$ 1,692,000
1.5% 3/1/24	1,340,000	1,259,600
MGI Pharma, Inc.:
1.6821% 3/2/24 (d)(e)	2,450,000	1,771,656
1.6821% 3/2/24 (d)	1,920,000	1,388,400
		6,111,656
TOTAL HEALTH CARE		34,606,280
INDUSTRIALS - 0.6%
Industrial Conglomerates - 0.6%
Tyco International Group SA yankee 3.125% 1/15/23	2,660,000	4,182,850
INFORMATION TECHNOLOGY - 3.5%
Communications Equipment - 0.8%
Comverse Technology, Inc. 0% 5/15/23	2,630,000	3,622,825
Juniper Networks, Inc. 0% 6/15/08	1,460,000	1,776,017
		5,398,842
Computers & Peripherals - 0.1%
Maxtor Corp. 6.8% 4/30/10	1,110,000	1,123,875
Electronic Equipment & Instruments - 0.5%
Vishay Intertechnology, Inc. 3.625% 8/1/23	3,290,000	3,331,125
Internet Software & Services - 0.6%
Yahoo!, Inc. 0% 4/1/08	2,800,000	4,569,250
IT Services - 0.5%
DST Systems, Inc.:
Series A, 4.125% 8/15/23 (e)	1,240,000	1,511,064
4.125% 8/15/23	1,630,000	1,986,318
		3,497,382
Semiconductors & Semiconductor Equipment - 0.4%
Agere Systems, Inc. 6.5% 12/15/09	3,040,000	3,260,400
Software - 0.6%
Concord Communications, Inc.:
3% 12/15/23 (e)	2,020,000	1,806,848
Convertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Concord Communications, Inc.: - continued
3% 12/15/23	$ 180,000	$ 161,006
Red Hat, Inc. 0.5% 1/15/24	2,400,000	2,049,600
		4,017,454
TOTAL INFORMATION TECHNOLOGY		25,198,328
TELECOMMUNICATION SERVICES - 1.0%
Wireless Telecommunication Services - 1.0%
Crown Castle International Corp. 4% 7/15/10	1,840,000	3,190,192
Nextel Partners, Inc. 1.5% 11/15/08	1,405,000	3,723,250
		6,913,442
UTILITIES - 0.6%
Multi-Utilities & Unregulated Power - 0.6%
AES Corp. 4.5% 8/15/05	4,500,000	4,511,250
TOTAL CONVERTIBLE BONDS (Cost $100,281,895)		99,948,969
U.S. Treasury Obligations - 0.0%

U.S. Treasury Bills, yield at date of purchase 2.18% to 2.21% 3/10/05 to 3/17/05 (f) (Cost $499,600)	500,000	499,563
Common Stocks - 67.6%
	Shares
CONSUMER DISCRETIONARY - 5.7%
Automobiles - 0.1%
Toyota Motor Corp. ADR	7,000	544,460
Hotels, Restaurants & Leisure - 1.0%
Centerplate, Inc. unit	318,800	4,150,776
Empire Resorts, Inc. (a)	12,900	145,706
McDonald's Corp.	85,800	2,838,264
		7,134,746
Household Durables - 0.4%
KB Home	7,900	985,920
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
LG Electronics, Inc.	4,250	$ 334,246
Sony Corp. sponsored ADR	41,000	1,549,390
		2,869,556
Internet & Catalog Retail - 0.1%
eBay, Inc. (a)	19,000	813,960
Leisure Equipment & Products - 0.3%
Eastman Kodak Co.	50,500	1,716,495
Leapfrog Enterprises, Inc. Class A (a)	25,000	262,500
		1,978,995
Media - 2.6%
Clear Channel Communications, Inc.	60,600	2,016,768
DreamWorks Animation SKG, Inc. Class A	1,100	39,963
Emmis Communications Corp. Class A (a)	36,200	676,940
Grupo Televisa SA de CV sponsored ADR	15,900	1,024,755
Lamar Advertising Co. Class A (a)	64,100	2,518,489
News Corp. Class A	22,400	372,736
Omnicom Group, Inc.	15,000	1,366,050
Spanish Broadcasting System, Inc. Class A (a)	14,100	141,705
Time Warner, Inc. (a)	97,900	1,686,817
Univision Communications, Inc. Class A (a)	36,500	963,235
Valassis Communications, Inc. (a)	8,000	299,280
Viacom, Inc. Class B (non-vtg.)	100,130	3,494,537
Walt Disney Co.	99,700	2,785,618
Westwood One, Inc. (a)	30,000	655,200
XM Satellite Radio Holdings, Inc. Class A (a)	10,000	329,600
		18,371,693
Multiline Retail - 0.4%
99 Cents Only Stores (a)	48,000	748,320
JCPenney Co., Inc.	23,300	1,036,617
Nordstrom, Inc.	20,500	1,102,080
		2,887,017
Specialty Retail - 0.8%
Asbury Automotive Group, Inc. (a)	22,000	334,400
bebe Stores, Inc.	25,000	703,750
Home Depot, Inc.	43,600	1,744,872
Sonic Automotive, Inc. Class A (sub. vtg.)	23,498	521,421
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
The Pep Boys - Manny, Moe & Jack	28,000	$ 506,240
Toys 'R' Us, Inc. (a)	70,900	1,621,483
		5,432,166
TOTAL CONSUMER DISCRETIONARY		40,032,593
CONSUMER STAPLES - 2.4%
Beverages - 0.2%
PepsiCo, Inc.	23,500	1,265,710
Food & Staples Retailing - 0.2%
Albertsons, Inc.	23,000	514,970
Safeway, Inc. (a)	53,000	975,200
		1,490,170
Food Products - 0.6%
B&G Foods, Inc. unit	200,000	2,980,000
Bunge Ltd.	10,500	574,455
General Mills, Inc.	14,000	733,180
Interstate Bakeries Corp. (a)	14,600	78,110
Smithfield Foods, Inc. (a)	9,000	306,450
		4,672,195
Household Products - 0.1%
Clorox Co.	9,200	552,368
Personal Products - 0.2%
Gillette Co.	29,200	1,467,300
Tobacco - 1.1%
Altria Group, Inc.	115,800	7,602,270
TOTAL CONSUMER STAPLES		17,050,013
ENERGY - 8.2%
Energy Equipment & Services - 3.2%
Baker Hughes, Inc.	9,300	439,704
BJ Services Co.	29,900	1,493,804
ENSCO International, Inc.	22,100	890,188
FMC Technologies, Inc. (a)	35,000	1,208,900
GlobalSantaFe Corp.	43,800	1,642,500
Halliburton Co.	90,200	3,966,094
Hornbeck Offshore Services, Inc.	17,000	393,890
Pride International, Inc. (a)	96,300	2,370,906
Rowan Companies, Inc.	25,000	792,000
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Schlumberger Ltd. (NY Shares)	27,500	$ 2,074,875
Smith International, Inc.	16,000	1,028,160
Transocean, Inc. (a)	36,200	1,754,976
Varco International, Inc. (a)	61,598	2,322,861
Weatherford International Ltd. (a)	39,400	2,348,634
		22,727,492
Oil & Gas - 5.0%
Apache Corp.	18,400	1,156,992
BP PLC sponsored ADR	8,900	577,788
Burlington Resources, Inc.	34,300	1,702,309
Cheniere Energy, Inc. (a)	5,000	372,000
Chesapeake Energy Corp.	75,973	1,647,854
ChevronTexaco Corp.	66,100	4,103,488
ConocoPhillips	19,200	2,129,088
Encore Acquisition Co. (a)	15,000	638,250
Exxon Mobil Corp.	266,800	16,891,108
Occidental Petroleum Corp.	24,300	1,707,561
Pioneer Natural Resources Co.	8,500	358,445
Premcor, Inc.	14,500	795,760
Quicksilver Resources, Inc. (a)	32,300	1,607,894
Valero Energy Corp.	26,000	1,852,240
		35,540,777
TOTAL ENERGY		58,268,269
FINANCIALS - 21.2%
Capital Markets - 2.8%
Bear Stearns Companies, Inc.	20,200	2,009,900
Eurocastle Investment Ltd.	9,200	222,325
Lehman Brothers Holdings, Inc.	29,300	2,671,574
Merrill Lynch & Co., Inc.	80,600	4,721,548
Merrill Lynch & Co., Inc. (depositary shares) Series 1, unit	237,700	6,049,465
Morgan Stanley	46,700	2,637,149
optionsXpress Holdings, Inc.	6,200	106,950
State Street Corp.	18,000	789,300
TradeStation Group, Inc. (a)	44,700	300,384
		19,508,595
Commercial Banks - 3.2%
Banco Bradesco SA sponsored ADR (non-vtg.)	53,000	1,681,690
Bank of America Corp.	251,914	11,751,788
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
UCBH Holdings, Inc.	14,400	$ 596,016
Wachovia Corp.	124,884	6,620,101
Wells Fargo & Co.	30,800	1,828,904
		22,478,499
Consumer Finance - 0.2%
Capital One Financial Corp.	10,650	816,642
First Marblehead Corp. (a)	12,500	869,375
		1,686,017
Diversified Financial Services - 0.8%
Citigroup, Inc.	83,000	3,960,760
J.P. Morgan Chase & Co.	52,404	1,915,366
		5,876,126
Insurance - 3.0%
ACE Ltd.	47,200	2,098,512
AFLAC, Inc.	36,200	1,387,546
AMBAC Financial Group, Inc.	21,600	1,680,048
American International Group, Inc.	144,800	9,672,640
Hartford Financial Services Group, Inc.	29,500	2,122,525
Hilb Rogal & Hobbs Co.	20,000	686,200
MetLife, Inc.	13,900	570,456
PartnerRe Ltd.	12,000	751,800
Scottish Re Group Ltd.	20,000	468,000
The Chubb Corp.	7,000	553,770
W.R. Berkley Corp.	27,600	1,417,536
		21,409,033
Real Estate - 10.3%
Acadia Realty Trust (SBI)	15,300	243,270
American Campus Communities, Inc.	9,870	208,257
Apartment Investment & Management Co. Class A	13,400	512,684
Archstone-Smith Trust	1,800	60,894
AvalonBay Communities, Inc.	24,760	1,720,820
Boston Properties, Inc.	53,014	3,170,237
CarrAmerica Realty Corp.	38,980	1,218,125
Catellus Development Corp.	42,790	1,181,432
CBL & Associates Properties, Inc.	11,770	876,983
CenterPoint Properties Trust (SBI)	23,230	1,016,545
Correctional Properties Trust	30,300	796,284
Duke Realty Corp.	77,360	2,450,765
Eagle Hospitality Properties Trust, Inc.	14,900	140,507
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate - continued
Education Realty Trust, Inc.	18,800	$ 317,720
Equity Lifestyle Properties, Inc.	27,260	915,936
Equity Office Properties Trust	134,110	4,046,099
Equity Residential (SBI)	133,980	4,395,884
Extra Space Storage, Inc.	61,900	860,410
Federal Realty Investment Trust (SBI)	20,120	1,009,823
General Growth Properties, Inc.	112,790	3,936,371
GMH Communities Trust	40,200	483,204
Health Care Property Investors, Inc.	21,430	540,036
Healthcare Realty Trust, Inc.	23,000	846,400
Highwoods Properties, Inc. (SBI)	51,270	1,322,253
HomeBanc Mortgage Corp., Georgia	40,100	387,767
Inland Real Estate Corp.	88,840	1,430,324
Innkeepers USA Trust (SBI)	142,380	1,900,773
Kilroy Realty Corp.	12,020	507,364
Kimco Realty Corp.	57,290	3,042,672
Liberty Property Trust (SBI)	4,950	205,227
MeriStar Hospitality Corp. (a)	225,000	1,651,500
New Plan Excel Realty Trust	18,352	480,088
Newcastle Investment Corp.	9,000	277,560
Pan Pacific Retail Properties, Inc.	27,710	1,611,337
Plum Creek Timber Co., Inc.	59,880	2,248,494
ProLogis	102,690	4,082,954
Public Storage, Inc.	39,840	2,173,670
Rayonier, Inc.	7,980	383,040
Reckson Associates Realty Corp.	100,860	3,081,273
Shurgard Storage Centers, Inc. Class A	8,500	337,790
Simon Property Group, Inc.	77,410	4,796,324
SL Green Realty Corp.	21,700	1,223,446
Sunstone Hotel Investors, Inc.	15,000	333,750
Trizec Properties, Inc.	130,550	2,343,373
United Dominion Realty Trust, Inc. (SBI)	111,020	2,453,542
Ventas, Inc.	45,950	1,186,429
Vornado Realty Trust	57,450	3,946,815
Weingarten Realty Investors (SBI)	13,600	500,888
		72,857,339
Thrifts & Mortgage Finance - 0.9%
Fannie Mae	14,400	841,824
Freddie Mac	10,900	675,800
Golden West Financial Corp., Delaware	16,800	1,039,752
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
New York Community Bancorp, Inc.	38,000	$ 697,680
Sovereign Bancorp, Inc.	77,500	1,777,850
W Holding Co., Inc.	24,480	282,254
Washington Mutual, Inc.	21,000	881,160
		6,196,320
TOTAL FINANCIALS		150,011,929
HEALTH CARE - 5.5%
Biotechnology - 0.5%
Amgen, Inc. (a)	12,000	739,320
Biogen Idec, Inc. (a)	9,700	374,905
BioMarin Pharmaceutical, Inc. (a)	77,000	413,490
Genentech, Inc. (a)	7,000	330,400
ImClone Systems, Inc. (a)	5,000	221,300
MedImmune, Inc. (a)	37,900	912,632
Millennium Pharmaceuticals, Inc. (a)	22,700	195,220
ONYX Pharmaceuticals, Inc. (a)	6,000	173,640
		3,360,907
Health Care Equipment & Supplies - 2.4%
Aspect Medical Systems, Inc. (a)	15,000	323,700
Baxter International, Inc.	173,600	6,190,576
Dade Behring Holdings, Inc. (a)	11,700	733,707
Guidant Corp.	11,800	866,002
Medtronic, Inc.	77,100	4,018,452
PerkinElmer, Inc.	35,000	776,300
Thermo Electron Corp. (a)	11,400	313,044
Varian, Inc. (a)	10,000	426,500
Waters Corp. (a)	67,500	3,297,375
		16,945,656
Health Care Providers & Services - 0.8%
McKesson Corp.	46,000	1,717,640
Omnicare, Inc.	9,000	310,410
Sierra Health Services, Inc. (a)	19,000	1,169,640
UnitedHealth Group, Inc.	29,600	2,698,336
		5,896,026
Pharmaceuticals - 1.8%
Allergan, Inc.	8,000	601,440
Connetics Corp. (a)	15,000	371,250
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Johnson & Johnson	32,600	$ 2,138,560
Merck & Co., Inc.	74,000	2,345,800
Pfizer, Inc.	51,000	1,340,790
Schering-Plough Corp.	190,600	3,611,870
Valeant Pharmaceuticals International	12,000	291,000
Wyeth	56,800	2,318,576
		13,019,286
TOTAL HEALTH CARE		39,221,875
INDUSTRIALS - 10.8%
Aerospace & Defense - 2.7%
Engineered Support Systems, Inc.	6,000	331,680
Hexcel Corp. (a)	48,700	809,881
Honeywell International, Inc.	294,300	11,174,571
Lockheed Martin Corp.	41,100	2,433,942
Precision Castparts Corp.	15,700	1,181,582
Raytheon Co.	34,900	1,334,576
The Boeing Co.	29,900	1,643,603
		18,909,835
Air Freight & Logistics - 0.1%
Expeditors International of Washington, Inc.	11,000	610,610
Airlines - 0.3%
AirTran Holdings, Inc. (a)	22,000	175,560
Delta Air Lines, Inc. (a)	73,000	338,720
JetBlue Airways Corp. (a)	25,000	450,500
Southwest Airlines Co.	65,100	901,635
		1,866,415
Building Products - 0.4%
Masco Corp.	92,100	3,105,612
Commercial Services & Supplies - 1.5%
Apollo Group, Inc. Class A (a)	19,500	1,435,980
Asset Acceptance Capital Corp.	3,400	69,054
Career Education Corp. (a)	33,300	1,137,195
Cintas Corp.	55,700	2,438,546
Coinmach Service Corp. unit	156,800	2,068,192
On Assignment, Inc. (a)	40,000	237,600
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Robert Half International, Inc.	106,200	$ 3,097,854
ServiceMaster Co.	18,000	239,220
		10,723,641
Construction & Engineering - 0.7%
Chicago Bridge & Iron Co. NV (NY Shares)	30,671	1,331,428
Fluor Corp.	21,100	1,324,025
Jacobs Engineering Group, Inc. (a)	22,000	1,231,560
MasTec, Inc. (a)	97,000	881,730
		4,768,743
Electrical Equipment - 0.2%
ABB Ltd. sponsored ADR (a)	50,000	304,500
Cooper Industries Ltd. Class A	7,000	485,590
Rockwell Automation, Inc.	12,000	745,800
		1,535,890
Industrial Conglomerates - 4.0%
General Electric Co.	624,200	21,971,835
Siemens AG sponsored ADR	7,000	546,280
Tyco International Ltd.	185,100	6,197,148
		28,715,263
Machinery - 0.2%
ITT Industries, Inc.	10,500	923,475
Mueller Industries, Inc.	9,000	283,320
		1,206,795
Marine - 0.1%
Alexander & Baldwin, Inc.	11,100	503,940
Road & Rail - 0.4%
Norfolk Southern Corp.	49,700	1,783,733
Swift Transportation Co., Inc. (a)	22,000	521,840
Union Pacific Corp.	14,800	939,060
		3,244,633
Trading Companies & Distributors - 0.2%
UAP Holding Corp.	20,000	311,600
WESCO International, Inc. (a)	27,000	970,110
		1,281,710
TOTAL INDUSTRIALS		76,473,087
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 4.9%
Communications Equipment - 0.7%
Cisco Systems, Inc. (a)	20,000	$ 348,400
Comverse Technology, Inc. (a)	48,000	1,114,080
Foundry Networks, Inc. (a)	43,000	445,910
Juniper Networks, Inc. (a)	56,000	1,206,240
Motorola, Inc.	18,500	289,710
Nokia Corp. sponsored ADR	46,000	742,440
QUALCOMM, Inc.	23,000	830,530
		4,977,310
Computers & Peripherals - 0.5%
Hewlett-Packard Co.	31,900	663,520
International Business Machines Corp.	12,700	1,175,766
Sun Microsystems, Inc. (a)	65,000	274,300
Western Digital Corp. (a)	118,200	1,330,932
		3,444,518
Electronic Equipment & Instruments - 0.6%
Agilent Technologies, Inc. (a)	50,000	1,200,000
Amphenol Corp. Class A	19,700	786,030
Avnet, Inc. (a)	5,000	97,000
BEI Technologies, Inc.	11,000	301,730
Molex, Inc.	17,000	427,210
Symbol Technologies, Inc.	82,200	1,457,406
		4,269,376
Internet Software & Services - 0.1%
Akamai Technologies, Inc. (a)	25,000	275,250
Yahoo!, Inc. (a)	22,500	726,075
		1,001,325
IT Services - 0.3%
Affiliated Computer Services, Inc. Class A (a)	29,000	1,499,300
BearingPoint, Inc. (a)	45,000	353,700
Sapient Corp. (a)	30,000	221,100
		2,074,100
Office Electronics - 0.2%
Xerox Corp. (a)	90,000	1,404,000
Semiconductors & Semiconductor Equipment - 1.2%
Analog Devices, Inc.	27,000	991,440
Applied Materials, Inc. (a)	49,000	857,500
Cabot Microelectronics Corp. (a)	32,400	1,052,676
Freescale Semiconductor, Inc. Class A	65,500	1,237,950
Intel Corp.	95,000	2,278,100
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Lam Research Corp. (a)	26,000	$ 817,440
PMC-Sierra, Inc. (a)	42,000	417,900
Samsung Electronics Co. Ltd.	1,480	776,466
		8,429,472
Software - 1.3%
BEA Systems, Inc. (a)	121,100	1,005,130
Macrovision Corp. (a)	7,000	169,750
Microsoft Corp.	201,400	5,071,252
Oracle Corp. (a)	68,000	877,880
PalmSource, Inc. (a)	9,700	98,164
Siebel Systems, Inc. (a)	60,000	511,800
Symantec Corp. (a)	55,000	1,210,550
		8,944,526
TOTAL INFORMATION TECHNOLOGY		34,544,627
MATERIALS - 5.4%
Chemicals - 3.6%
Albemarle Corp.	16,300	619,400
Celanese Corp. Class A	25,000	417,500
Dow Chemical Co.	82,300	4,538,845
E.I. du Pont de Nemours & Co.	127,600	6,801,080
Ecolab, Inc.	8,100	256,851
Huntsman Corp.	42,700	1,219,512
Lubrizol Corp.	11,700	498,771
Lyondell Chemical Co.	174,733	5,914,712
Monsanto Co.	39,000	2,292,420
Mosaic Co. (a)	50,000	823,000
Nalco Holding Co.	45,000	879,750
Olin Corp.	33,900	845,805
Valspar Corp.	8,000	369,200
		25,476,846
Containers & Packaging - 0.9%
Crown Holdings, Inc. (a)	25,000	411,250
Owens-Illinois, Inc. (a)	64,700	1,610,383
Packaging Corp. of America	65,400	1,603,608
Smurfit-Stone Container Corp. (a)	152,200	2,531,086
		6,156,327
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 0.8%
Alcoa, Inc.	48,700	$ 1,564,244
Allegheny Technologies, Inc.	25,000	615,250
Freeport-McMoRan Copper & Gold, Inc. Class B	12,000	501,840
Massey Energy Co.	14,800	644,984
Metals USA, Inc. (a)	14,800	360,676
Newmont Mining Corp.	21,800	981,436
Nucor Corp.	14,000	872,760
Phelps Dodge Corp.	5,400	574,830
		6,116,020
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	14,000	367,780
Wausau-Mosinee Paper Corp.	20,000	301,600
		669,380
TOTAL MATERIALS		38,418,573
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 1.5%
Cincinnati Bell, Inc. (a)	100,000	440,000
Citizens Communications Co.	16,400	218,776
Covad Communications Group, Inc. (a)	635,300	965,656
SBC Communications, Inc.	212,800	5,117,840
Telewest Global, Inc. (a)	59,100	986,379
Verizon Communications, Inc.	85,800	3,086,226
		10,814,877
Wireless Telecommunication Services - 0.8%
American Tower Corp. Class A (a)	71,000	1,301,430
Leap Wireless International, Inc. (a)	11,000	294,800
Mobile TeleSystems OJSC sponsored ADR	15,000	601,350
Nextel Communications, Inc. Class A (a)	38,600	1,135,998
Nextel Partners, Inc. Class A (a)	52,000	1,035,320
SBA Communications Corp. Class A (a)	30,000	261,000
SpectraSite, Inc. (a)	10,000	618,000
		5,247,898
TOTAL TELECOMMUNICATION SERVICES		16,062,775
UTILITIES - 1.2%
Electric Utilities - 0.8%
Entergy Corp.	25,700	1,776,384
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
PG&E Corp.	42,200	$ 1,484,596
PPL Corp.	20,300	1,107,162
Southern Co.	16,200	520,344
TXU Corp.	5,200	396,500
Westar Energy, Inc.	25,000	574,500
Xcel Energy, Inc.	7,500	132,900
		5,992,386
Multi-Utilities & Unregulated Power - 0.4%
AES Corp. (a)	53,600	897,264
CMS Energy Corp. (a)	110,000	1,335,400
Public Service Enterprise Group, Inc.	5,000	272,750
		2,505,414
TOTAL UTILITIES		8,497,800
TOTAL COMMON STOCKS (Cost $427,680,105)		478,581,541
Preferred Stocks - 15.3%

Convertible Preferred Stocks - 4.6%
CONSUMER DISCRETIONARY - 0.8%
Hotels, Restaurants & Leisure - 0.2%
Six Flags, Inc. 7.25% PIERS	82,700	1,769,780
Media - 0.1%
Emmis Communications Corp. Series A, 6.25%	10,100	462,883
Specialty Retail - 0.5%
Toys 'R' US, Inc. 6.25%	57,300	3,195,048
TOTAL CONSUMER DISCRETIONARY		5,427,711
ENERGY - 0.9%
Oil & Gas - 0.9%
Valero Energy Corp. 2.00%	92,700	6,549,255
FINANCIALS - 1.1%
Diversified Financial Services - 1.1%
AES Trust VII 6.00%	140,500	6,814,250
Carriage Services Capital Trust 7.00%	20,000	910,000
		7,724,250
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
INDUSTRIALS - 0.1%
Road & Rail - 0.1%
Kansas City Southern 4.25%	1,370	$ 971,960
MATERIALS - 0.9%
Chemicals - 0.0%
Celanese Corp. 4.25%	3,900	101,127
Containers & Packaging - 0.7%
Owens-Illinois, Inc. 4.75%	113,510	4,909,308
Metals & Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc. 5.50% (e)	1,050	1,074,339
TOTAL MATERIALS		6,084,774
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
CenturyTel, Inc. 6.875% ACES	60,200	1,518,425
UTILITIES - 0.6%
Multi-Utilities & Unregulated Power - 0.6%
NRG Energy, Inc. Series 4(2) 4.00% (e)	3,900	4,437,225
TOTAL CONVERTIBLE PREFERRED STOCKS		32,713,600
Nonconvertible Preferred Stocks - 10.7%
CONSUMER DISCRETIONARY - 0.4%
Media - 0.4%
PRIMEDIA, Inc.:
Series D, 10.00%	10,000	1,015,000
Series H, 8.625%	20,145	2,014,500
		3,029,500
CONSUMER STAPLES - 0.2%
Food Products - 0.2%
H.J. Heinz Finance Co. 6.226%	10	1,072,200
ENERGY - 1.7%
Oil & Gas - 1.7%
El Paso Tennessee Pipeline Co. Series A, 8.25%	240,600	12,102,180
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - 5.2%
Capital Markets - 0.9%
Bear Stearns Companies, Inc.:
Series E, 6.155%	15,000	$ 807,000
Series G, 5.49%	15,000	757,500
Lehman Brothers Holdings, Inc. (depositary shares) Series F, 6.50%	169,015	4,580,307
		6,144,807
Commercial Banks - 0.2%
Santander Finance Preferred SA Unipersonal 6.41%	69,400	1,804,400
Consumer Finance - 0.3%
SLM Corp. Series A, 6.97%	43,400	2,473,800
Diversified Financial Services - 0.4%
ABN Amro Capital Funding Trust VII 6.08%	60,400	1,525,704
Heco Capital Trust III 6.50%	12,000	322,080
J.P. Morgan Chase & Co. (depositary shares) Series H, 6.625%	6,530	344,784
RC Trust I 7.00% (a)	9,680	494,148
		2,686,716
Real Estate - 1.3%
Apartment Investment & Management Co.:
Series Q, 10.10%	46,510	1,225,539
Series V, 8.00%	79,000	2,022,400
CenterPoint Properties Trust Series D, 5.377%	1,000	1,000,000
Duke Realty Corp. (depositary shares) Series K, 6.50%	95,800	2,402,664
Gables Residential Trust Series D, 7.50%	40,000	1,026,000
Host Marriott Corp. Series E, 8.875%	20,000	557,000
Vornado Realty Trust Series E, 7.00%	40,000	1,040,000
		9,273,603
Thrifts & Mortgage Finance - 2.1%
Fannie Mae:
7.00%	6,200	348,316
Series H, 5.81%	29,200	1,452,700
Series L, 5.125%	90,900	4,149,585
Series N, 5.50%	71,650	3,468,577
Freddie Mac:
Series F, 5.00%	12,000	536,520
Series H, 5.10%	10,300	463,500
Series K, 5.79%	6,000	306,300
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Freddie Mac: - continued
Series O, 5.81%	19,500	$ 1,052,025
Series R, 5.70%	57,000	2,887,050
		14,664,573
TOTAL FINANCIALS		37,047,899
MATERIALS - 0.2%
Chemicals - 0.1%
E.I. du Pont de Nemours & Co. Series B, 4.50%	9,900	935,550
Metals & Mining - 0.1%
Alcoa, Inc. 3.75%	6,400	515,200
TOTAL MATERIALS		1,450,750
UTILITIES - 3.0%
Electric Utilities - 3.0%
Alabama Power Co. 5.30%	88,600	2,246,010
Consolidated Edison Co. of New York, Inc. Series A, 5.00%	28,705	2,586,321
Duquesne Light Co. 6.50%	106,050	5,806,238
FPL Group Capital Trust I 5.875%	20,000	504,800
Monongahela Power Co. Series L, 7.73%	10,800	1,091,475
Pacific Gas & Electric Co.:
Series A, 5.00%	16,900	404,755
Series D 5.00%	69,200	1,591,600
San Diego Gas & Electric Co. 1.70%	67,548	1,758,362
Southern California Edison Co.:
4.78%	46,500	1,036,950
Series B, 4.08%	27,271	538,602
Series C, 4.24%	94,600	1,868,350
Series D, 4.32%	70,000	1,431,500
		20,864,963
TOTAL NONCONVERTIBLE PREFERRED STOCKS		75,567,492
TOTAL PREFERRED STOCKS (Cost $100,766,724)		108,281,092
Money Market Funds - 3.2%
	Shares	Value
Fidelity Cash Central Fund, 2.51% (b)	21,495,227	$ 21,495,227
Fidelity Securities Lending Cash Central Fund, 2.52% (b)(c)	980,100	980,100
TOTAL MONEY MARKET FUNDS (Cost $22,475,327)		22,475,327
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $651,703,651)		709,786,492
NET OTHER ASSETS - (0.2)%		(1,660,872)
NET ASSETS - 100%		$ 708,125,620
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
24 S&P 500 Index Contracts	March 2005	$ 7,224,600	$ (8,027)
The face value of futures purchased as a percentage of net assets - 1%
Security Type Abbreviations
ACES - Automatic Common Exchange Securities
PIERS - Preferred Income Equity Redeemable Securities
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $20,144,906 or 2.8% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $499,563.
(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Income Tax Information

At February 28, 2005, the aggregate cost of investment securities for income tax purposes was $652,414,804. Net unrealized appreciation aggregated $57,371,688, of which $72,753,791 related to appreciated investment securities and $15,382,103 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Convertible Securities Fund

February 28, 2005

CVS-QTLY-0405

1.797939.101

Investments February 28, 2005 (Unaudited)

Showing Percentage of Net Assets

Convertible Bonds - 78.3%
		Principal Amount (000s) (f)	Value (000s)
CONSUMER DISCRETIONARY - 6.0%
Hotels, Restaurants & Leisure - 2.1%
Kerzner International Ltd.:
2.375% 4/15/24 (d)		$ 9,000	$ 11,289
2.375% 4/15/24		13,100	16,431
WMS Industries, Inc.:
2.75% 7/15/10 (d)		4,000	6,600
2.75% 7/15/10		2,300	3,795
			38,115
Leisure Equipment & Products - 1.2%
Eastman Kodak Co.:
3.375% 10/15/33 (d)		7,800	9,838
3.375% 10/15/33		10,100	12,738
			22,576
Media - 2.7%
Lamar Advertising Co. 2.875% 12/31/10		8,200	8,465
Lions Gate Entertainment Corp. 3.625% 3/15/25 (d)		3,000	3,090
XM Satellite Radio, Inc. 1.75% 12/1/09 (d)		39,500	37,873
			49,428
TOTAL CONSUMER DISCRETIONARY			110,119
CONSUMER STAPLES - 1.2%
Food Products - 1.2%
Bunge Ltd. Finance Corp.:
3.75% 11/15/22 (d)		5,000	8,550
3.75% 11/15/22		8,400	14,364
			22,914
ENERGY - 5.0%
Energy Equipment & Services - 2.6%
Halliburton Co. 3.125% 7/15/23		36,700	47,690
Oil & Gas - 2.4%
McMoRan Exploration Co.:
6% 7/2/08 (d)		1,000	1,614
6% 7/2/08		7,900	12,754
Quicksilver Resources, Inc. 1.875% 11/1/24 (d)		22,300	28,468
			42,836
TOTAL ENERGY			90,526
Convertible Bonds - continued
		Principal Amount (000s) (f)	Value (000s)
FINANCIALS - 6.3%
Consumer Finance - 5.8%
American Express Co.:
1.85% 12/1/33 (c)(d)		$ 36,500	$ 37,983
1.85% 12/1/33 (c)		12,600	13,112
SLM Corp. 2.65% 7/25/35 (e)		53,020	53,915
			105,010
Insurance - 0.5%
Scottish Re Group Ltd. 4.5% 12/1/22		8,000	9,421
TOTAL FINANCIALS			114,431
HEALTH CARE - 23.7%
Biotechnology - 8.6%
Affymetrix, Inc. 0.75% 12/15/33		8,540	12,837
Amylin Pharmaceuticals, Inc. 2.5% 4/15/11		10,000	9,538
BioMarin Pharmaceutical, Inc.:
3.5% 6/15/08 (d)		2,000	1,740
3.5% 6/15/08		11,700	10,179
Enzon Pharmaceuticals, Inc. 4.5% 7/1/08		48,660	45,497
IDEC Pharmaceuticals Corp. liquid yield option note 0% 2/16/19		12,900	20,145
Medarex, Inc. 2.25% 5/15/11 (d)		10,000	9,481
Oscient Pharmaceuticals Corp.:
3.5% 4/15/11 (d)		19,200	16,896
3.5% 4/15/11		1,500	1,320
OSI Pharmaceuticals, Inc. 3.25% 9/8/23		11,500	15,715
Protein Design Labs, Inc. 2% 2/15/12 (d)		14,000	12,802
			156,150
Health Care Equipment & Supplies - 9.1%
Bausch & Lomb, Inc. 3.46% 8/1/23 (e)		28,900	40,359
Cooper Companies, Inc.:
2.625% 7/1/23 (d)		7,500	14,397
2.625% 7/1/23		10,000	19,196
Cytyc Corp.:
2.25% 3/15/24 (d)		35,000	36,663
2.25% 3/15/24		7,600	7,961
Epix Pharmaceuticals, Inc.:
3% 6/15/24 (d)		14,000	10,990
3% 6/15/24		2,500	1,963
Convertible Bonds - continued
		Principal Amount (000s) (f)	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Fisher Scientific International, Inc.:
2.5% 10/1/23 (d)		$ 15,600	$ 22,233
2.5% 10/1/23		7,400	10,547
			164,309
Pharmaceuticals - 6.0%
ALZA Corp. 0% 7/28/20		46,500	41,908
Atherogenics, Inc. 1.5% 2/1/12 (d)		3,350	2,994
Guilford Pharmaceuticals, Inc. 5% 7/1/08		863	869
IVAX Corp.:
1.5% 3/1/24 (d)		16,750	15,745
1.5% 3/1/24		3,200	3,008
MGI Pharma, Inc.:
1.6821% 3/2/24 (c)(d)		32,400	23,429
1.6821% 3/2/24 (c)		3,400	2,459
Roche Holdings, Inc. 0% 7/25/21 (d)		30,000	19,238
			109,650
TOTAL HEALTH CARE			430,109
INDUSTRIALS - 5.3%
Construction & Engineering - 0.6%
Fluor Corp. 1.5% 2/15/24		9,000	10,945
Industrial Conglomerates - 4.3%
Tyco International Group SA:
3.125% 1/15/23 (d)		39,900	62,743
yankee 3.125% 1/15/23		10,100	15,882
			78,625
Machinery - 0.4%
Wabash National Corp. 3.25% 8/1/08 (d)		4,300	6,466
TOTAL INDUSTRIALS			96,036
INFORMATION TECHNOLOGY - 19.9%
Communications Equipment - 5.5%
AudioCodes Ltd. 2% 11/19/24 (d)		10,000	9,645
CIENA Corp. 3.75% 2/1/08		11,000	9,790
Comverse Technology, Inc. 0% 5/15/23		41,100	56,615
Juniper Networks, Inc. 0% 6/15/08		19,900	24,207
			100,257
Convertible Bonds - continued
		Principal Amount (000s) (f)	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 1.6%
Electronics for Imaging, Inc.:
1.5% 6/1/23 (d)		$ 5,925	$ 5,542
1.5% 6/1/23		1,425	1,333
Maxtor Corp. 6.8% 4/30/10		19,800	20,048
Silicon Graphics, Inc. 6.5% 6/1/09		2,500	2,419
			29,342
Electronic Equipment & Instruments - 2.7%
Bell Microproducts, Inc. 3.75% 3/5/24		4,825	5,204
Vishay Intertechnology, Inc. 3.625% 8/1/23		43,800	44,348
			49,552
Internet Software & Services - 3.9%
Yahoo!, Inc. 0% 4/1/08		43,500	70,979
IT Services - 2.0%
DST Systems, Inc.:
Series A, 4.125% 8/15/23 (d)		12,300	14,989
4.125% 8/15/23		16,800	20,472
			35,461
Semiconductors & Semiconductor Equipment - 2.1%
Agere Systems, Inc. 6.5% 12/15/09		17,400	18,662
ASML Holding NV 5.5% 5/15/10	EUR	11,700	19,753
			38,415
Software - 2.1%
Concord Communications, Inc. 3% 12/15/23 (d)		8,310	7,433
Red Hat, Inc.:
0.5% 1/15/24 (d)		11,368	9,708
0.5% 1/15/24		11,684	9,978
Shanda Interactive Entertainment Ltd. 0% 10/15/14		10,000	10,040
			37,159
TOTAL INFORMATION TECHNOLOGY			361,165
MATERIALS - 3.3%
Chemicals - 0.7%
Millennium Chemicals, Inc. 4% 11/15/23 (d)		5,500	14,053
Metals & Mining - 2.6%
Agnico-Eagle Mines Ltd. 4.5% 2/15/12		15,000	16,820
Alamos Gold, Inc. 5.5% 2/15/10 (d)	CAD	10,250	8,397
Convertible Bonds - continued
		Principal Amount (000s) (f)	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Massey Energy Co.:
2.25% 4/1/24 (d)		$ 7,000	$ 10,198
2.25% 4/1/24		7,800	11,364
			46,779
TOTAL MATERIALS			60,832
TELECOMMUNICATION SERVICES - 7.6%
Wireless Telecommunication Services - 7.6%
American Tower Corp.:
3.25% 8/1/10 (d)		15,400	25,025
3.25% 8/1/10		7,255	11,790
Crown Castle International Corp. 4% 7/15/10		16,860	29,232
Nextel Partners, Inc.:
1.5% 11/15/08 (d)		4,000	10,600
1.5% 11/15/08		15,250	40,413
NII Holdings, Inc.:
2.875% 2/1/34 (d)		10,000	12,600
2.875% 2/1/34		6,300	7,938
			137,598
TOTAL CONVERTIBLE BONDS (Cost $1,327,226)			1,423,730
Common Stocks - 9.2%
	Shares
CONSUMER DISCRETIONARY - 2.4%
Internet & Catalog Retail - 0.6%
eBay, Inc. (a)	260,000	11,138
Media - 1.8%
EchoStar Communications Corp. Class A	1,099,069	32,697
TOTAL CONSUMER DISCRETIONARY		43,835
ENERGY - 1.2%
Energy Equipment & Services - 1.2%
National-Oilwell, Inc. (a)	320,900	14,550
Precision Drilling Corp. (a)	100,000	7,659
		22,209
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 1.9%
Real Estate - 1.1%
General Growth Properties, Inc.	551,400	$ 19,244
Thrifts & Mortgage Finance - 0.8%
Golden West Financial Corp., Delaware	250,000	15,473
TOTAL FINANCIALS		34,717
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
Pharmaceutical Product Development, Inc. (a)	185,000	7,890
INDUSTRIALS - 0.0%
Electrical Equipment - 0.0%
Aura Systems, Inc. warrants 5/31/05 (a)	1	0
INFORMATION TECHNOLOGY - 1.2%
Internet Software & Services - 0.6%
Google, Inc. Class A (sub. vtg.)	62,700	11,787
Semiconductors & Semiconductor Equipment - 0.1%
Marvell Technology Group Ltd. (a)	25,000	915
Software - 0.5%
NAVTEQ Corp.	212,100	9,269
TOTAL INFORMATION TECHNOLOGY		21,971
MATERIALS - 2.1%
Chemicals - 1.2%
Lyondell Chemical Co.	258,304	8,744
Monsanto Co.	231,500	13,608
		22,352
Metals & Mining - 0.9%
Cameco Corp.	335,000	15,250
TOTAL MATERIALS		37,602
TOTAL COMMON STOCKS (Cost $136,079)		168,224
Convertible Preferred Stocks - 11.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 0.9%
Specialty Retail - 0.9%
Toys 'R' US, Inc. 6.25%	296,000	$ 16,505
ENERGY - 2.0%
Oil & Gas - 2.0%
Valero Energy Corp. 2.00%	514,500	36,349
FINANCIALS - 5.5%
Diversified Financial Services - 3.0%
AES Trust VII:
6.00% (d)	126,215	6,121
6.00%	128,900	6,252
CMS Energy Trust I 7.75%	350,000	16,928
SMFG Finance Cayman Ltd. 2.25% (d)	378	25,000
		54,301
Insurance - 1.5%
Fortis Insurance NV 7.75% (d)	25,500	27,651
Thrifts & Mortgage Finance - 1.0%
Doral Financial Corp.:
4.75% (d)	21,400	5,955
4.75%	41,600	11,575
		17,530
TOTAL FINANCIALS		99,482
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.3%
Northrop Grumman Corp. Series B, 7.00%	47,400	5,961
MATERIALS - 2.0%
Metals & Mining - 2.0%
Freeport-McMoRan Copper & Gold, Inc. 5.50% (d)	34,500	35,300
TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
Crown Castle International Corp. 6.25% PIERS	193,150	9,464
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $161,630)		203,061
Money Market Funds - 0.4%
	Shares	Value (000s)
Fidelity Cash Central Fund, 2.51% (b) (Cost $6,821)	6,820,592	$ 6,821
Cash Equivalents - 0.1%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 2.59%, dated 2/28/05 due 3/1/05) (Cost $2,278)	$ 2,278	2,278
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $1,634,034)		1,804,114
NET OTHER ASSETS - 0.8%		13,666
NET ASSETS - 100%		$ 1,817,780
Currency Abbreviations
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
Security Type Abbreviation
PIERS	-	Preferred Income Equity Redeemable Securities
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $629,339,000 or 34.6% of net assets.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(f) Principal amount is stated in United States dollars unless otherwise noted.
Income Tax Information

At February 28, 2005, the aggregate cost of investment securities for income tax purposes was $1,632,766,000. Net unrealized appreciation aggregated $171,348,000, of which $233,314,000 related to appreciated investment securities and $61,966,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Equity Income II Fund

February 28, 2005

EII-QTLY-0405

1.797940.101

Investments February 28, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.7%
Distributors - 0.1%
Prestige Brands Holdings, Inc.	504,100	$ 9,074
Media - 7.3%
Clear Channel Communications, Inc.	710,113	23,633
News Corp. Class B	21,035,500	362,021
Omnicom Group, Inc.	2,181,780	198,695
Walt Disney Co.	2,447,400	68,380
Washington Post Co. Class B	11,560	10,381
XM Satellite Radio Holdings, Inc. Class A (a)	7,801,591	257,140
		920,250
Multiline Retail - 1.0%
Dollar General Corp.	2,946,900	62,563
JCPenney Co., Inc.	1,502,500	66,846
		129,409
Specialty Retail - 0.3%
Home Depot, Inc.	859,500	34,397
Tiffany & Co., Inc.	387,300	11,677
		46,074
TOTAL CONSUMER DISCRETIONARY		1,104,807
CONSUMER STAPLES - 7.4%
Beverages - 1.1%
The Coca-Cola Co.	3,353,000	143,508
Food & Staples Retailing - 2.0%
Wal-Mart Stores, Inc.	4,811,000	248,296
Food Products - 0.9%
Campbell Soup Co.	859,500	23,808
General Mills, Inc.	1,074,600	56,277
McCormick & Co., Inc. (non-vtg.)	777,800	29,549
		109,634
Household Products - 0.7%
Procter & Gamble Co.	1,676,482	89,004
Rayovac Corp. (a)	153,000	6,579
		95,583
Tobacco - 2.7%
Altria Group, Inc.	5,299,300	347,899
TOTAL CONSUMER STAPLES		944,920
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 12.8%
Energy Equipment & Services - 2.7%
ENSCO International, Inc.	924,000	$ 37,219
Halliburton Co.	6,411,600	281,918
Schlumberger Ltd. (NY Shares)	128,900	9,726
Smith International, Inc.	197,700	12,704
		341,567
Oil & Gas - 10.1%
Ashland, Inc.	432,000	28,205
BP PLC sponsored ADR	1,332,200	86,486
Burlington Resources, Inc.	1,216,260	60,363
ConocoPhillips	429,700	47,649
Exxon Mobil Corp.	12,202,500	772,535
Kerr-McGee Corp.	343,800	26,700
Total SA sponsored ADR	2,149,000	256,161
		1,278,099
TOTAL ENERGY		1,619,666
FINANCIALS - 25.1%
Capital Markets - 5.1%
Charles Schwab Corp.	1,182,740	12,419
Franklin Resources, Inc.	214,900	15,084
Goldman Sachs Group, Inc.	859,600	93,524
Lehman Brothers Holdings, Inc.	601,600	54,854
Merrill Lynch & Co., Inc.	5,224,700	306,063
Morgan Stanley	1,570,593	88,691
Northern Trust Corp.	902,200	38,118
State Street Corp.	786,500	34,488
		643,241
Commercial Banks - 5.6%
Bank of America Corp.	7,409,400	345,649
KeyCorp	601,800	19,859
Wachovia Corp.	2,976,157	157,766
Wells Fargo & Co.	3,091,100	183,550
		706,824
Consumer Finance - 1.9%
American Express Co.	1,074,700	58,195
SLM Corp.	3,616,200	176,471
		234,666
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 3.9%
Citigroup, Inc.	6,988,241	$ 333,479
J.P. Morgan Chase & Co.	4,429,112	161,884
		495,363
Insurance - 4.8%
American International Group, Inc.	6,742,100	450,372
Fidelity National Financial, Inc.	214,900	9,507
Hartford Financial Services Group, Inc.	1,031,600	74,224
Willis Group Holdings Ltd.	1,840,100	72,776
		606,879
Real Estate - 3.0%
Education Realty Trust, Inc.	412,100	6,964
Equity Lifestyle Properties, Inc.	292,371	9,824
Equity Office Properties Trust	2,965,300	89,463
General Growth Properties, Inc.	7,780,226	271,530
Macquarie Goodman Group unit (a)	1,591,178	4,942
		382,723
Thrifts & Mortgage Finance - 0.8%
Countrywide Financial Corp.	1,004,600	34,910
Freddie Mac	343,900	21,322
Washington Mutual, Inc.	1,168,400	49,026
		105,258
TOTAL FINANCIALS		3,174,954
HEALTH CARE - 5.6%
Health Care Equipment & Supplies - 0.2%
Medtronic, Inc.	370,800	19,326
Health Care Providers & Services - 1.4%
Aetna, Inc.	64,500	9,418
Cardinal Health, Inc.	816,700	47,818
UnitedHealth Group, Inc.	1,383,000	126,074
		183,310
Pharmaceuticals - 4.0%
Abbott Laboratories	516,000	23,731
Bristol-Myers Squibb Co.	1,668,200	41,755
Johnson & Johnson	1,805,900	118,467
Merck & Co., Inc.	1,331,500	42,209
Novartis AG sponsored ADR	343,800	17,180
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Pfizer, Inc.	5,926,690	$ 155,813
Roche Holding AG ADR	1,117,900	58,410
Wyeth	1,089,800	44,486
		502,051
TOTAL HEALTH CARE		704,687
INDUSTRIALS - 13.0%
Aerospace & Defense - 1.5%
Goodrich Corp.	1,174,900	43,507
Hexcel Corp. (a)	584,400	9,719
Lockheed Martin Corp.	474,880	28,122
Northrop Grumman Corp.	559,100	29,576
Precision Castparts Corp.	1,074,300	80,852
		191,776
Commercial Services & Supplies - 0.0%
H&R Block, Inc.	85,900	4,578
Industrial Conglomerates - 5.1%
General Electric Co.	16,770,100	590,308
Tyco International Ltd.	1,590,250	53,242
		643,550
Machinery - 3.0%
Caterpillar, Inc.	459,200	43,647
Dover Corp.	6,086,700	235,373
Eaton Corp.	214,800	14,982
Navistar International Corp. (a)	644,700	25,440
PACCAR, Inc.	214,900	16,173
Volvo AB ADR	932,600	42,788
		378,403
Road & Rail - 3.4%
Laidlaw International, Inc. (a)	1,337,600	30,765
Landstar System, Inc. (a)	1,074,548	37,695
Norfolk Southern Corp.	10,032,644	360,072
		428,532
TOTAL INDUSTRIALS		1,646,839
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 13.1%
Communications Equipment - 1.6%
Cisco Systems, Inc. (a)	3,481,700	$ 60,651
Motorola, Inc.	3,180,800	49,811
Nokia Corp. sponsored ADR	2,021,200	32,622
QUALCOMM, Inc.	1,804,700	65,168
		208,252
Computers & Peripherals - 0.1%
Emulex Corp. (a)	1,138,000	19,232
Electronic Equipment & Instruments - 0.6%
Arrow Electronics, Inc. (a)	990,800	26,653
Avnet, Inc. (a)	1,594,600	30,935
Vishay Intertechnology, Inc. (a)	1,117,300	14,581
		72,169
Internet Software & Services - 0.1%
Ask Jeeves, Inc. (a)	343,800	7,859
IT Services - 0.2%
Ceridian Corp. (a)	1,118,200	20,407
Semiconductors & Semiconductor Equipment - 8.7%
Altera Corp. (a)	2,064,300	42,814
Analog Devices, Inc.	3,268,500	120,019
Applied Materials, Inc. (a)	5,163,300	90,358
Axcelis Technologies, Inc. (a)	4,056,606	34,887
Cascade Microtech, Inc.	292,300	3,183
Credence Systems Corp. (a)	1,762,100	15,454
Cymer, Inc. (a)	343,800	9,938
Cypress Semiconductor Corp. (a)	2,621,500	36,911
Fairchild Semiconductor International, Inc. (a)	818,500	13,522
FormFactor, Inc. (a)	81,500	1,872
Freescale Semiconductor, Inc. Class B (a)	2,603,100	49,927
Intel Corp.	6,325,200	151,678
KLA-Tencor Corp.	3,268,300	161,487
Kulicke & Soffa Industries, Inc. (a)	545,400	3,534
Lam Research Corp. (a)	2,459,100	77,314
Micron Technology, Inc. (a)	773,530	8,896
MKS Instruments, Inc. (a)	1,848,000	34,170
National Semiconductor Corp.	4,566,800	91,108
Novellus Systems, Inc. (a)	2,366,600	69,898
Teradyne, Inc. (a)	2,096,500	32,328
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Texas Instruments, Inc.	945,700	$ 25,033
Varian Semiconductor Equipment Associates, Inc. (a)	616,420	24,558
		1,098,889
Software - 1.8%
Microsoft Corp.	9,195,600	231,545
TOTAL INFORMATION TECHNOLOGY		1,658,353
MATERIALS - 5.2%
Chemicals - 5.2%
Air Products & Chemicals, Inc.	609,600	38,173
Bayer AG ADR	902,700	31,784
Celanese Corp. Class A	755,700	12,620
E.I. du Pont de Nemours & Co.	1,765,600	94,106
Eastman Chemical Co. (d)	3,988,300	230,284
FMC Corp. (a)	1,621,600	80,042
Huntsman Corp.	1,377,400	39,339
Lubrizol Corp.	1,239,600	52,844
Lyondell Chemical Co.	2,039,300	69,030
Rohm & Haas Co.	257,900	12,423
		660,645
TELECOMMUNICATION SERVICES - 5.7%
Diversified Telecommunication Services - 5.4%
BellSouth Corp.	1,976,900	51,004
SBC Communications, Inc.	1,504,500	36,183
Sprint Corp.	9,982,600	236,388
Verizon Communications, Inc.	10,068,800	362,175
		685,750
Wireless Telecommunication Services - 0.3%
Vodafone Group PLC sponsored ADR	1,203,700	31,645
TOTAL TELECOMMUNICATION SERVICES		717,395
UTILITIES - 1.9%
Electric Utilities - 1.7%
Edison International	990,300	32,165
Entergy Corp.	767,600	53,057
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Exelon Corp.	1,986,600	$ 90,112
Southern Co.	1,330,700	42,742
		218,076
Gas Utilities - 0.1%
AGL Resources, Inc.	297,100	10,286
Multi-Utilities & Unregulated Power - 0.1%
Duke Energy Corp.	601,600	16,237
TOTAL UTILITIES		244,599
TOTAL COMMON STOCKS (Cost $10,785,159)		12,476,865
Convertible Preferred Stocks - 0.5%

FINANCIALS - 0.1%
Insurance - 0.1%
Fortis Insurance NV 7.75% (e)	9,360	10,150
INFORMATION TECHNOLOGY - 0.4%
Office Electronics - 0.4%
Xerox Corp. Series C, 6.25%	429,500	58,237
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $70,082)		68,387
Convertible Bonds - 0.2%
	Principal Amount (000s)
HEALTH CARE - 0.1%
Biotechnology - 0.1%
Protein Design Labs, Inc. 2% 2/15/12 (e)	$ 10,680	9,766
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
ASM International NV 4.25% 12/6/11 (e)	8,580	9,514
TOTAL CONVERTIBLE BONDS (Cost $19,367)		19,280
Money Market Funds - 3.0%
	Shares	Value (000s)
Fidelity Cash Central Fund, 2.51% (b)	99,160,529	$ 99,161
Fidelity Securities Lending Cash Central Fund, 2.52% (b)(c)	275,468,075	275,468
TOTAL MONEY MARKET FUNDS (Cost $374,629)		374,629
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $11,249,237)		12,939,161
NET OTHER ASSETS - (2.2)%		(273,741)
NET ASSETS - 100%		$ 12,665,420
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Affiliated company

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $29,430,000 or 0.2% of net assets.

Other Information

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Eastman Chemical Co.	$ 214,524	$ 2,347	$ -	$ 1,755	$ 230,284
Income Tax Information

At February 28, 2005, the aggregate cost of investment securities for income tax purposes was $11,269,586,000. Net unrealized appreciation aggregated $1,669,575,000, of which $1,796,194,000 related to appreciated investment securities and $126,619,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Independence Fund

February 28, 2005

FRE-QTLY-0405

1.797942.101

Investments February 28, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.2%
Auto Components - 0.1%
Gentex Corp.	104,600	$ 3,547
Hotels, Restaurants & Leisure - 7.9%
Carnival Corp. unit	3,427,800	186,401
Kerzner International Ltd. (a)	1,294,300	82,758
McDonald's Corp.	1,370,200	45,326
Starwood Hotels & Resorts Worldwide, Inc. unit	752,400	43,067
		357,552
Household Durables - 0.3%
Interface, Inc. Class A (a)	1,593,172	13,271
Internet & Catalog Retail - 0.7%
eBay, Inc. (a)	757,200	32,438
Leisure Equipment & Products - 0.9%
Brunswick Corp.	905,800	42,247
Media - 1.4%
Lamar Advertising Co. Class A (a)	731,000	28,721
LodgeNet Entertainment Corp. (a)	428,500	7,563
Radio One, Inc. Class D (non-vtg.) (a)	2,046,752	27,979
		64,263
Multiline Retail - 0.5%
JCPenney Co., Inc.	465,600	20,715
Specialty Retail - 2.4%
bebe Stores, Inc.	625,000	17,594
Chico's FAS, Inc. (a)	388,800	11,450
Hennes & Mauritz AB (H&M) (B Shares)	627,750	22,114
Ross Stores, Inc.	1,046,600	29,305
The Children's Place Retail Stores, Inc. (a)	744,700	29,781
		110,244
TOTAL CONSUMER DISCRETIONARY		644,277
CONSUMER STAPLES - 1.4%
Food & Staples Retailing - 0.6%
CVS Corp.	529,000	26,360
Household Products - 0.3%
Colgate-Palmolive Co.	275,500	14,579
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 0.5%
Estee Lauder Companies, Inc. Class A	533,300	$ 23,455
TOTAL CONSUMER STAPLES		64,394
ENERGY - 2.7%
Energy Equipment & Services - 1.3%
BJ Services Co.	595,661	29,759
Nabors Industries Ltd. (a)	321,500	18,454
Weatherford International Ltd. (a)	159,600	9,514
		57,727
Oil & Gas - 1.4%
Ashland, Inc.	306,400	20,005
Valero Energy Corp.	636,800	45,366
		65,371
TOTAL ENERGY		123,098
FINANCIALS - 5.3%
Commercial Banks - 1.6%
Wells Fargo & Co.	1,181,200	70,140
Consumer Finance - 2.1%
American Express Co.	1,777,600	96,257
Insurance - 1.6%
AFLAC, Inc.	208,900	8,007
American International Group, Inc.	966,300	64,549
		72,556
TOTAL FINANCIALS		238,953
HEALTH CARE - 9.5%
Biotechnology - 1.6%
Angiotech Pharmaceuticals, Inc. (a)	1,627,600	26,958
Biogen Idec, Inc. (a)	762,700	29,478
SciClone Pharmaceuticals, Inc. (a)	200,000	620
Serologicals Corp. (a)	651,800	15,754
		72,810
Health Care Equipment & Supplies - 4.5%
Advanced Medical Optics, Inc. (a)	883,900	33,544
Alcon, Inc.	28,800	2,485
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Becton, Dickinson & Co.	270,100	$ 16,171
Cooper Companies, Inc.	608,982	50,150
DENTSPLY International, Inc.	258,500	14,210
Foxhollow Technologies, Inc.	330,000	9,092
Intuitive Surgical, Inc. (a)	407,600	19,218
Kinetic Concepts, Inc.	275,200	17,951
Medtronic, Inc.	185,600	9,673
ResMed, Inc. (a)	324,200	19,112
St. Jude Medical, Inc. (a)	397,300	15,534
		207,140
Health Care Providers & Services - 3.1%
Covance, Inc. (a)	106,900	4,673
Henry Schein, Inc. (a)	891,200	64,469
UnitedHealth Group, Inc.	777,000	70,831
		139,973
Pharmaceuticals - 0.3%
Novo Nordisk AS sponsored ADR	247,000	13,844
TOTAL HEALTH CARE		433,767
INDUSTRIALS - 20.3%
Aerospace & Defense - 3.7%
General Dynamics Corp.	106,100	11,178
Hexcel Corp. (a)	1,923,200	31,983
Honeywell International, Inc.	644,200	24,460
Precision Castparts Corp.	577,300	43,448
Rockwell Collins, Inc.	198,200	9,127
The Boeing Co.	452,400	24,868
United Technologies Corp.	247,400	24,710
		169,774
Air Freight & Logistics - 0.2%
Forward Air Corp.	207,500	9,188
Ryder System, Inc.	45,200	1,919
		11,107
Airlines - 1.5%
Ryanair Holdings PLC sponsored ADR (a)	1,573,200	68,765
Commercial Services & Supplies - 7.7%
Bright Horizons Family Solutions, Inc. (a)	143,600	9,891
Charles River Associates, Inc. (a)	27,800	1,180
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
ChoicePoint, Inc. (a)	222,200	$ 8,955
Dun & Bradstreet Corp. (a)	324,800	19,962
Heidrick & Struggles International, Inc. (a)	889,000	30,350
Herman Miller, Inc.	1,583,700	45,896
HNI Corp.	520,600	22,709
Knoll, Inc.	600,404	10,081
Korn/Ferry International (a)	1,927,700	36,973
Monster Worldwide, Inc. (a)	1,648,981	47,573
Robert Half International, Inc.	1,381,100	40,287
Sothebys Holdings, Inc. Class A (ltd. vtg.) (a)	2,532,500	45,129
Steelcase, Inc. Class A	676,700	9,663
Universal Technical Institute, Inc. (a)	571,200	20,352
		349,001
Construction & Engineering - 1.2%
Fluor Corp.	564,600	35,429
Jacobs Engineering Group, Inc. (a)	306,900	17,180
		52,609
Industrial Conglomerates - 2.2%
General Electric Co.	2,266,100	79,767
Tyco International Ltd.	628,900	21,056
		100,823
Machinery - 2.2%
Bucyrus International, Inc. Class A	540,300	23,465
Joy Global, Inc.	2,021,500	74,290
		97,755
Marine - 0.1%
Alexander & Baldwin, Inc.	124,137	5,636
Road & Rail - 0.5%
Norfolk Southern Corp.	609,500	21,875
Trading Companies & Distributors - 1.0%
Fastenal Co.	394,700	23,074
MSC Industrial Direct Co., Inc. Class A	727,700	23,541
		46,615
TOTAL INDUSTRIALS		923,960
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 26.5%
Communications Equipment - 3.8%
Comverse Technology, Inc. (a)	1,086,420	$ 25,216
QUALCOMM, Inc.	1,034,800	37,367
Research In Motion Ltd. (a)	1,661,100	109,164
		171,747
Computers & Peripherals - 5.4%
Dell, Inc. (a)	1,019,200	40,860
Seagate Technology	9,804,700	176,190
UNOVA, Inc. (a)	1,180,583	27,484
		244,534
Electronic Equipment & Instruments - 0.9%
AU Optronics Corp. sponsored ADR	1,431,000	22,896
ScanSource, Inc. (a)	259,700	16,296
		39,192
Internet Software & Services - 3.0%
Google, Inc. Class A (sub. vtg.)	323,000	60,721
Websense, Inc. (a)	303,100	18,141
Yahoo!, Inc. (a)	1,766,900	57,018
		135,880
IT Services - 3.8%
Affiliated Computer Services, Inc. Class A (a)	708,900	36,650
Alliance Data Systems Corp. (a)	343,900	13,567
Infosys Technologies Ltd.	1,976,984	101,493
Satyam Computer Services Ltd.	2,494,700	23,535
		175,245
Semiconductors & Semiconductor Equipment - 2.1%
Applied Materials, Inc. (a)	527,000	9,223
Cymer, Inc. (a)	160,600	4,642
Intel Corp.	2,101,300	50,389
Maxim Integrated Products, Inc.	351,100	15,104
Microchip Technology, Inc.	340,200	9,342
Silicon Laboratories, Inc. (a)	132,600	4,654
Tessera Technologies, Inc. (a)	111,200	4,530
		97,884
Software - 7.5%
Kronos, Inc. (a)	597,600	33,370
Microsoft Corp.	7,383,000	185,904
NAVTEQ Corp.	946,300	41,353
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Siebel Systems, Inc. (a)	8,203,933	$ 69,980
The9 Computer Technology Consulting Co. Ltd. ADR	619,300	11,222
		341,829
TOTAL INFORMATION TECHNOLOGY		1,206,311
MATERIALS - 9.2%
Chemicals - 1.6%
Monsanto Co.	422,300	24,823
Potash Corp. of Saskatchewan	248,900	22,044
Spartech Corp.	1,136,707	24,973
		71,840
Construction Materials - 1.0%
Florida Rock Industries, Inc.	226,900	14,560
Lafarge North America, Inc.	76,300	4,688
Vulcan Materials Co.	457,900	26,494
		45,742
Metals & Mining - 6.6%
Arch Coal, Inc.	922,600	41,139
BHP Billiton Ltd. sponsored ADR	2,396,200	73,707
Carpenter Technology Corp.	151,700	10,258
Companhia Vale do Rio Doce sponsored ADR	2,044,100	71,544
Grupo Mexico SA de CV Series B (a)	2,396,400	13,902
Massey Energy Co.	1,089,300	47,472
Phelps Dodge Corp.	391,100	41,633
		299,655
TOTAL MATERIALS		417,237
TELECOMMUNICATION SERVICES - 5.2%
Diversified Telecommunication Services - 0.8%
Sprint Corp.	1,605,900	38,028
Wireless Telecommunication Services - 4.4%
Alamosa Holdings, Inc. (a)	2,489,600	31,718
America Movil SA de CV sponsored ADR	438,400	25,734
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Crown Castle International Corp. (a)	1,380,469	$ 22,557
Vodafone Group PLC sponsored ADR	4,558,800	119,851
		199,860
TOTAL TELECOMMUNICATION SERVICES		237,888
TOTAL COMMON STOCKS (Cost $3,750,041)		4,289,885
Convertible Preferred Stocks - 0.0%

INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(d)	41,400	0
Procket Networks, Inc. Series C (a)(d)	1,721,344	0
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $17,621)		0
Money Market Funds - 9.9%

Fidelity Cash Central Fund, 2.51% (b)	355,014,874	355,015
Fidelity Securities Lending Cash Central Fund, 2.52% (b)(c)	97,955,348	97,955
TOTAL MONEY MARKET FUNDS (Cost $452,970)		452,970
TOTAL INVESTMENT PORTFOLIO - 104.2% (Cost $4,220,632)		4,742,855
NET OTHER ASSETS - (4.2)%		(192,013)
NET ASSETS - 100%		$ 4,550,842
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies, Inc. Series E	9/19/00	$ 714
Procket Networks, Inc. Series C	2/9/01	$ 17,000
Income Tax Information

At February 28, 2005, the aggregate cost of investment securities for income tax purposes was $4,223,334,000. Net unrealized appreciation aggregated $519,521,000, of which $672,063,000 related to appreciated investment securities and $152,542,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Financial Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Financial Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	April 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	April 20, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	April 20, 2005